Financial Instruments Risk - Liquidity Risk Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Feb. 04, 2026 USD ($)	Mar. 31, 2025 CAD ($)		Mar. 31, 2024 CAD ($)	[1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 64,690			$ 137,921	[1]	$ 136,095
Short-term investments	52,213			$ 0
ATM Program
Disclosure of nature and extent of risks arising from financial instruments [line items]
Authorized amount through share issuance program			$ 100
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	64,700
Short-term investments	$ 52,200
Issuance amount allowed under shelf prospectus		$ 250
Shelf Prospectus effective period	25 months
Liquidity risk | Self-Insurance Policy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Restricted cash	$ 45,100
Liquidity risk | ATM Program
Disclosure of nature and extent of risks arising from financial instruments [line items]
Authorized amount through share issuance program		$ 100

[1]	Adjusted for discontinued operations (Note 6).